Debt - Summary of Detail of the Debt Balance (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of debt [line items]
Debt	$ 6,281,256	$ 4,856,323	$ 4,007,580
Aircraft [member]
Disclosure of debt [line items]
Debt	1,883,281	1,832,500
Corporate [member]
Disclosure of debt [line items]
Debt	2,644,419	1,294,049
Bonds [member]
Disclosure of debt [line items]
Debt	352,011	531,244
Right of use IFRS 16 [member]
Disclosure of debt [line items]
Debt	$ 1,401,545	$ 1,198,530